CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ (6,900)	$ 1,026	$ 3,108
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,876	1,740	1,503
Loss (gain) on sale of property and equipment	(4)	5	18
Increase (decrease) in accrued interest and exchange differences on short-term and other long-term liabilities	2,996	(57)	(218)
Stock based compensation	144	258	243
Decrease in trade receivables, net	153	1,487	6,261
Decrease (increase) in unbilled accounts receivable	(1,593)	1,395	(1,570)
Decrease (increase) in other accounts receivable and prepaid expenses	119	221	(151)
Decrease (increase) in inventories	(2,079)	1,200	(635)
Increase in deferred income taxes	(467)	(1,722)	(51)
Decrease (increase) in long-term trade receivables	329	319	(387)
Increase (decrease) in trade payables	787	857	(2,934)
Increase (decrease) in other accounts payable and accrued expenses and deferred revenues	1,521	(1,010)	(483)
Increase in customer advances	1,207	3,351	1,385
Accrued severance pay, net	(41)	(137)	(631)
Net cash provided by (used in) operating activities	(1,952)	8,933	5,458
Cash flows from investing activities:
Investment in short-term deposits		(27,868)	(592)
Proceeds from sale of short-term bank deposits	4,103		5,777
Release of long-term bank deposits and restricted deposit	(15)	13	1,985
Investment in restricted deposit	(1,061)	(1,031)
Proceeds from sale of property and equipment	35	93	104
Purchase of property and equipment	(934)	(797)	(876)
Investment in know-how and patents	(13)	(31)	(1)
Payments for acquisition of Aimetis, net of cash acquired (1)		(12,113)
Net cash provided by (used in) investing activities	2,115	(41,734)	6,397
Cash flows from financing activities:
Proceeds from issuance of shares, net of issuance costs of $ 201		23,617
Short-term bank credit, net			(2,573)
Principal payment of long-term bank loans			(1,899)
Proceeds from issuance of shares upon exercise of options to employees	327	1,389	504
Proceeds from issuance of shares upon exercise of warrants	254
Purchase of shares from non-controlling interests, net	(77)
Net cash provided by (used in) financing activities	504	25,006	(3,968)
Effect of exchange rate changes on cash and cash equivalents	2,104	168	(2,170)
Increase (decrease) in cash and cash equivalents	2,771	(7,627)	5,717
Cash and cash equivalents at the beginning of the year	19,692	27,319	21,602
Cash and cash equivalents at the end of the year	22,463	19,692	27,319
Cash paid during the year for:
Interest	148	27	116
Income taxes	$ 1,855	$ 1,677	$ 753